Summary of Significant Accounting Policies (Policies)	9 Months Ended
Sep. 30, 2024
Significant Accounting Policies [Line Items]
Basis of Presentation and Consolidation
Basis of Presentation and Consolidation
The accompanying unaudited condensed consolidated financial statements (the “Financial Statements”) of the Company have been prepared in accordance with GAAP for interim financial information and in accordance with Rule
10-01
of Regulation
S-X
and reflects all adjustments, consisting of normal recurring adjustments which are, in the opinion of management, necessary for a fair statement of the financial results for the interim periods presented. Accordingly, they do not include all of the information and footnotes required by GAAP for complete financial statements and should be read in conjunction with the Company’s annual audited financial statements and accompanying notes for the year ended December 31, 2023, included within the Company’s final prospectus filed with the SEC on June 28, 2024 (the “Prospectus”), pursuant to Rule 424(b) under the Securities Act. All dollar amounts in the Financial Statements and tables in the notes are stated in thousands of dollars unless otherwise indicated.
In these Financial Statements, periods prior to the consummation of the Corporate Reorganization and the Offering reflect the financial statements of OpCo and its subsidiaries. Periods subsequent to the consummation of the Corporate Reorganization and the Offering reflect the financial statements of the consolidated Company, including LandBridge, OpCo and its subsidiaries.
Results of operations for the three and nine months ended September 30, 2024 are not necessarily indicative of the results of operations that will be realized for the year ending December 31, 2024.
We have determined that the members with equity at risk in OpCo lack the authority, through voting rights or similar rights, to direct the activities that most significantly impact OpCo’s economic performance; therefore, OpCo is considered a variable interest entity. As the managing member of OpCo, we operate and control all of the business and affairs of OpCo and also have the obligation to absorb losses or the right to receive benefits that could be potentially significant to us. Therefore, we are considered the primary beneficiary and consolidate OpCo.
The Financial Statements include the accounts of the Company, OpCo and its wholly owned subsidiaries. All intercompany transactions and balances have been eliminated upon consolidation.

Noncontrolling Intetest	Noncontrolling Interest Our Financial Statements include a noncontrolling interest representing the percentage of OpCo Units not held by us.
Use of Estimates
Use of Estimates
The preparation of the Financial Statements in conformity with GAAP requires management to make certain estimates and assumptions that affect the amounts reported in the Financial Statements and accompanying notes.
The Company evaluates its estimates and related assumptions regularly, including those related to the fair value measurements of assets acquired and liabilities assumed in a business combination, the collectability of accounts receivable, the assessment of recoverability and useful lives of long-lived assets, including property, plant and equipment, intangible assets, and the valuation of the Incentive Units. Changes in facts and circumstances or additional information may result in revised estimates, and actual results may differ from such estimates.

Fair Value Measurements

Fair Value Measurements
Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Whenever available, fair value is based on or derived from observable market prices or parameters. When observable market prices or inputs are not available, unobservable prices or inputs are used to estimate the fair value. The three levels of the fair value measurement hierarchy are as follows:

•	Level 1: Quoted market prices in active markets for identical assets or liabilities.

•	Level 2: Inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.

•	Level 3: Unobservable inputs that are not corroborated by market data.
The Company’s financial instruments consist primarily of accounts receivable and accounts payable. The carrying value of the Company’s accounts receivable and accounts payable approximate fair value due to their highly liquid nature or short-term maturity.
The Company adjusts the carrying amount of certain
non-financial
assets, property, plant and equipment and definite-lived intangible assets, to fair value on a non-recurring
basis when they are impaired.
The fair value of debt is the estimated amount the Company would have to pay to transfer its debt, including any premium or discount attributable to the difference between the stated interest rate and market rate of interest at the balance sheet date. Refer to Note 6—
Debt
for additional information.
Recurring fair value measurements were performed for NDB Incentive Units (defined below) prior to the Division and award modifications (when the incentive units were accounted for as liability awards at NDB LLC), as disclosed in Note 8—
Share-Based Compensation
.
During the nine months ended September 30, 2024 and 2023, there were no transfers between the fair value hierarchy levels.

Intangible Assets
Intangible Assets
Our intangible assets with definite useful lives include water rights and surface use agreements. The amounts are presented at the Company’s cost basis. Such intangible assets with definite lives are amortized on a straight-line basis and assume no residual value.
On March 18, 2024, the Company acquired a surface use agreement as part of an acquisition of land in Lea County, New Mexico. The purchase consideration attributable to the surface use agreement was approximately $0.5 million, which will be amortized over a term of 30 years. Refer to Note 3
—Asset Acquisitions
for further information regarding the transaction.

Offering Costs
Offering Costs
Offering costs consist of costs related to underwriting, legal, accounting, and other expenses incurred through the balance sheet date that are directly related to the Offering. These costs are offset against proceeds in the periods following the consummation of the Offering. As of September 30, 2024, the Company had $8.7 million of offering costs included in shareholders’ and member’s equity on the condensed consolidated balance sheets, all of which were paid as of September 30, 2024. Prior to the consummation of the Offering, the costs were deferred. As of December 31, 2023, the Company had $3.7 million of deferred offering costs included in other assets on the condensed consolidated balance sheets, of which $2.0 million were accrued.

Asset Acquisitions
Asset Acquisitions
We record asset acquisitions using the cost accumulation model. Under the cost accumulation model of accounting, the cost of the acquisition, including certain transaction costs, are allocated to the assets acquired using relative fair values.

Share-Based Compensation
Share-Based Compensation
Incentive Units
The Company accounts for share-based compensation expense for incentive units granted in exchange for employee services.
Prior to the Division, our management and employees participated in an equity-based incentive unit plan, managed by NDB LLC, the direct parent of the Company. The incentive units consisted of time-based awards of profits interests in NDB LLC (the “NDB Incentive Units”).
The NDB Incentive Units represented a substantive class of equity of NDB LLC and were accounted for under Financial Accounting Standards Board (“FASB”) ASC Topic 718, Compensation—Stock Compensation (“ASC 718”). Features of the NDB Incentive Units included the ability for NDB LLC to repurchase NDB Incentive Units during a
180-day
option period, whereby the fair value price was determined as of the termination date, not the repurchase date, which temporarily takes away the rights and risks and rewards of ownership from the NDB Incentive Unit holder during the option period. Under ASC 718, a feature for which the employee could bear the risks, but not gain the rewards, normally associated with equity ownership requires liability classification. NDB LLC classified the NDB Incentive Units as liability awards. The liability related to the NDB Incentive Units was recognized at NDB LLC as the entity responsible for satisfying the obligation. Share-based compensation income or expense pushed down to the Company was recognized as a deemed non-cash
contribution to or distribution from member’s equity on the condensed consolidated balance sheets. The share-based compensation income or expense was recognized consistent with NDB LLC’s classification of a liability award resulting in the initial measurement, and subsequent remeasurements, recognized ratably over the vesting period.
At each reporting period, the NDB Incentive Units were remeasured at their fair value, consistent with liability award accounting, using a Monte Carlo Simulation. The Monte Carlo Simulation requires judgment in developing assumptions, which involve numerous variables. These variables include, but are not limited to, the expected unit price volatility over the term of the awards, the expected distribution yield and the expected life of the NDB Incentive Unit. The vested portion of the NDB Incentive Unit liability was allocated pro rata to the Company, and other NDB LLC operating subsidiaries, as general and administrative expense or income on the consolidated statements of operations. The allocation was based on the Company’s share of the aggregate equity value derived in NDB LLC’s business enterprise valuation.
The Company updated its assumptions each reporting period based on new developments and adjusted such amounts to fair value based on revised assumptions, if applicable, over the vesting period. The fair value measurement was based on significant inputs not observable in the market, and thus represented Level 3 inputs within the fair value hierarchy.
The risk-free rate was determined by reference to the U.S. Treasury yield curve in effect at the time of grant of each award and updated at each balance sheet date for the time period approximating the expected term of such award. The expected distribution yield was based on no previously paid distributions and no intention of paying distributions on the NDB Incentive Units for the foreseeable future.

Due to the Company not having sufficient historical volatility, the Company used the historical volatilities of publicly traded companies that were similar to the Company in size, stage of life cycle and financial leverage.
On July 1, 2024, as a result of the Division, holders of NDB Incentive Units received an identical number of Incentive Units consisting of time-based awards of profits interests in LandBridge Holdings. Following the Division, the Incentive Units held at LandBridge Holdings are the only Incentive Units attributable and allocated to the Company.
Further, as part of the Division, the repurchase feature triggering liability award accounting of the NDB Incentive Units under the Amended and Restated Limited Liability Company Agreement of NDB LLC (the “NDB LLC Agreement”) was amended in connection with the entry into the LandBridge Holdings Limited Liability Company Agreement, dated July 1, 2024 (the “Holdings LLC Agreement”). Features of the Incentive Units include the ability for LandBridge Holdings to repurchase Incentive Units during a
180-day
option period, whereby the fair value price is determined as of the repurchase date, which subjects the Incentive Unit holder to the normal rights, risks and rewards of ownership. The repurchase feature is a non-contingent
call option as the call becomes effective upon (i) the employee’s termination of employment either by the Company (with or without cause) or (ii) voluntary resignation by employee and it is assured that all employees will eventually terminate. Under ASC 718, a feature for which the employee could bear the risks and rewards normally associated with equity ownership and a non-contingent
call option not probable to be exercised within six months requires equity classification. As such, beginning on July 1, 2024, the Incentive Units are no longer required to be remeasured at fair value, as the modification results in equity award classification and accounting. See “Note 8—Share-Based Compensation” for additional information related to the modification.
Distributions attributable to Incentive Units are based on returns received by investors of LandBridge Holdings once certain return thresholds have been met. Incentive Units are solely a payment obligation of LandBridge Holdings, and neither the Company nor OpCo has any cash or other obligation to make payments in connection with the Incentive Units.
Restricted Share Units
In connection with the Offering, our Board adopted the LandBridge Company LLC Long Term Incentive Plan (the “LTIP”). The LTIP allows for the grant of options, share appreciation rights (“SARs”), restricted share units (“RSUs”), share awards, dividend equivalents, other share-based awards, cash awards, substitute awards, or any combination thereof.
There are 3,600,000 Class A shares reserved and available for delivery under the LTIP, subject to increase on January 1 of each calendar year by a number of shares equal to the lesser of 5% of the total number of Class A shares and Class B shares outstanding as of December 31 of the immediately preceding calendar year; the number of shares required to bring the total shares available for issuance under the LTIP to 5% of the total number of Class A shares and Class B shares outstanding as of December 31 of the immediately preceding calendar year; or such smaller number of shares as determined by the Board.
RSUs issued to participants are recorded on grant date at fair value. Expense is recognized on a straight-line basis over the requisite service period (generally the vesting period of the award) as either other operating and maintenance expense or general and administrative expense in the consolidated statements of operations. We have elected to account for forfeitures as they occur. Therefore, compensation cost previously recognized for an award that is forfeited because of failure to satisfy a service condition will be reversed in the period of the forfeiture. RSUs include dividend equivalent rights that permit holders of granted but unvested RSUs to receive nonforfeitable distributions alongside common equity holders of the Company as if such RSUs were granted as of the applicable record date for such distribution.

See “Note 8—Share-Based Compensation” for additional information.

Earnings (Loss) Per Share Attributable to LandBridge
Earnings (Loss) Per Share Attributable to LandBridge
We use the
two-class
method in our computation of earnings per share. Our RSUs include dividend equivalent rights that permit holders of granted but unvested RSUs to receive a non-forfeitable
cash amount equal in value to dividends paid with respect to a specified number of shares and are contemplated as participating when the Company is in a net income position. These awards participate in dividend equivalents on a basis equivalent to other Class A shares but do not participate in losses.
Basic earnings (loss) per share (“EPS”) of our Class A shares is computed on the basis of the weighted average number of shares outstanding during each period. The diluted EPS of our Class A shares contemplates adjustments to the numerator and the denominator under the if-converted
method for the convertible Class B shares. The Company uses the treasury stock method or two-class
method when evaluating dilution for RSUs. The more dilutive of the two methods is included in the calculation for diluted EPS.

Recent Accounting Pronouncements
Recent Accounting Pronouncements
In November 2023, the FASB issued ASU
No. 2023-07,
Segment Reporting (Topic 280). This guidance requires a public entity, including entities with a single reportable segment, to disclose significant segment expenses and other segment items on an annual and interim basis and provide in interim periods all disclosures about a reportable segment’s profit or loss and assets that are currently required annually. We plan to adopt this guidance and conform with the applicable disclosures retrospectively when it becomes mandatorily effective for fiscal years beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024.
In December 2023, the FASB issued ASU
2023-09,
Income Taxes (Topic 740). This guidance further enhances income tax disclosures, primarily through standardization and disaggregation of rate reconciliation categories and income taxes paid by jurisdiction. We plan to adopt this guidance and conform with the disclosure requirements when it becomes mandatorily effective for annual periods beginning after December 15, 2024.